Other Receivables and Prepaid Expenses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of other receivable and prepaid expenses
Other receivables and deposits	$ 211,522	$ 159,374
Prepaid expenses	3,280
Due from staff and others	1,268
Total	$ 216,070	$ 159,374